Statements of Changes in Stockholders' Equity (USD $)	Common Stock [Member]	Other Additional Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 80,772	$ (4,000)	$ 96,838	$ (109,807)	$ 63,803
Balance (in Shares) at Dec. 31, 2009	80,771,600
Cancellation of subscriptions receivable	(40,000)	2,000	38,000
Cancellation of subscriptions receivable (in Shares)	(40,000,000)
Common stock issued for services - employee	5,000		45,000		50,000
Common stock issued for services - employee (in Shares)	5,000,000
Common stock issued for services - non-employee	20		4,980		5,000
Common stock issued for services - non-employee (in Shares)	20,000
Common stock issued for interest	68		16,952		17,020
Common stock issued for interest (in Shares)	68,080
Collection of subscriptions receivable		2,000			2,000
Net (loss) income				127,072	127,072
Balance at Dec. 31, 2010	45,860		201,770	17,265	264,895
Balance (in Shares) at Dec. 31, 2010	45,859,680
Common stock issued for cash	29		5,772		5,801
Common stock issued for cash (in Shares)	29,000
Common stock subscription	5,200	(176,000)	170,800
Common stock subscription (in Shares)	5,200,000
Common stock issued for services - BOD	624		61,776		62,400
Common stock issued for services - BOD (in Shares)	624,000
Common stock issued for services - employee	200		34,800		35,000
Common stock issued for services - employee (in Shares)	200,004
Common stock issued for services - non-employee	509		70,491		71,000
Common stock issued for services - non-employee (in Shares)	509,000
Common stock issued for interest	100		24,900		25,000
Common stock issued for interest (in Shares)	100,000
Convertible Preferred stock costs & fees			(130,631)		(130,631)
Dividends for convertible preferred stock				(62,580)	(62,580)
Common stock warrants issue to non-employee for services			54,809		54,809
Payment received for stock subscription		5,200			5,200
Net (loss) income				(339,955)	(339,955)
Balance at Dec. 31, 2011	$ 52,522	$ (170,800)	$ 494,487	$ (385,270)	$ (9,061)
Balance (in Shares) at Dec. 31, 2011	52,521,684